UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW YORK MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2012

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 91.9%
Education - 14.4%
Amherst, NY, Development Corp., Student Housing Facility Revenue, AGM	5.000%	10/1/40	$2,370,000	$2,582,281
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	2,040,000	2,332,087
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/19	1,000,000	1,135,210
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District	5.000%	5/1/31	17,685,000	19,914,371
New York State Dormitory Authority Revenue:
4201 School Program	5.000%	7/1/18	275,000	275,965
City University of New York, Consolidated Second General Resolution, AMBAC-TCRS	5.750%	7/1/18	3,000,000	3,462,480
City University Systems, AGM	6.000%	7/1/14	2,405,000	2,519,262
City University Systems, FGIC-TCRS	5.625%	7/1/16	5,785,000	6,459,415
New York University	5.000%	7/1/38	10,000,000	11,308,300
New York University, AMBAC	5.000%	7/1/32	8,000,000	9,051,840
New York University, NATL	5.750%	7/1/27	6,300,000	8,352,666
Non-State Supported Debt, Brooklyn Law School	5.750%	7/1/33	1,750,000	1,972,548
Non-State Supported Debt, Cabrini Westchester, GNMA-Collateralized, FHA	5.200%	2/15/41	4,395,000	4,866,759
Non-State Supported Debt, Manhattan Marymount	5.250%	7/1/29	2,140,000	2,329,861
Non-State Supported Debt, New School University	5.500%	7/1/40	25,000,000	28,606,250
Non-State Supported Debt, Skidmore College	5.500%	7/1/41	3,200,000	3,661,568
Non-State Supported Debt, St. Joseph’s College	5.250%	7/1/35	2,000,000	2,231,680
Non-State Supported Debt, University of New York, AMBAC	5.000%	7/1/37	5,000,000	5,572,950
State University Adult Facilities, AGM	5.750%	5/15/17	1,070,000	1,283,433
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	5.000%	7/1/37	1,320,000	1,470,836
Mount St. Mary College	5.000%	7/1/42	500,000	556,710
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	5.000%	4/1/17	1,540,000	1,620,311
Ana G. Mendez University System Project	5.000%	4/1/18	1,000,000	1,039,610
Rensselaer County, NY, IDA, Civic Facilities Revenue:
Polytechnic Institute Dormitory Project	5.125%	8/1/27	5,820,000	5,829,312
Polytechnic Institute Dormitory Project	5.125%	8/1/29	5,430,000	5,437,982
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue:
Clarkson University Project	6.000%	9/1/34	600,000	720,114
Clarkson University Project	5.375%	9/1/41	1,750,000	1,983,398
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute	5.125%	9/1/40	15,000,000	16,560,750

Total Education				153,137,949

Health Care - 13.4%
Monroe County, NY, Industrial Development Corp., FHA, Insured Mortgage Revenue, Unity Hospital of Rochester Project	5.500%	8/15/40	9,000,000	10,433,790

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	$10,000,000	$6,523,900
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/31	2,000,000	2,204,820
South Nassau Communities Hospital	5.000%	7/1/37	1,000,000	1,083,260
Winthrop University Hospital Association Project	5.000%	7/1/32	2,000,000	2,203,140
Winthrop University Hospital Association Project	5.000%	7/1/42	9,250,000	9,936,720
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	15,000,000	16,949,550
New York State Dormitory Authority Revenue:
Municipal Health Facilities	5.000%	1/15/28	7,000,000	7,707,490
Municipal Health Facilities	5.000%	1/15/32	25,000,000	27,477,750
New York University Hospitals Center	5.000%	7/1/26	10,000,000	10,810,000
Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA	5.000%	8/1/22	2,500,000	2,878,450
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/26	5,000,000	5,713,350
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.250%	5/1/30	8,750,000	9,833,250
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/33	3,000,000	3,414,210
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/37	13,000,000	14,755,000
North Shore University Hospital, NATL	5.500%	11/1/14	2,500,000	2,702,425
United Cerebral Palsy, AMBAC	5.125%	7/1/21	1,500,000	1,503,270
New York State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center	6.000%	7/1/40	4,000,000	4,811,680
Syracuse, NY, Industrial Development Agency Revenue, Refunding, James Square Association, FHA	7.000%	8/1/25	1,250,000	1,256,050

Total Health Care				142,198,105

Housing - 4.6%
New York City, NY, HDC, MFH Rental Revenue, Seaview Towers	4.600%	7/15/26	8,275,000	8,687,343	(a)
New York City, NY, HDC, MFH Revenue	4.600%	11/1/26	6,250,000	6,457,625	(a)
New York City, NY, HDC, MFH Revenue	4.950%	11/1/39	10,000,000	10,583,000
New York City, NY, HDC, MFH Revenue	5.150%	11/1/45	1,630,000	1,731,875
New York State Housing Finance Agency:
Affordable Housing Revenue	4.800%	11/1/34	4,450,000	4,791,181
Affordable Housing Revenue	4.750%	11/1/36	1,000,000	1,045,350
Affordable Housing Revenue	5.000%	11/1/40	4,500,000	4,725,945
Affordable Housing Revenue	4.875%	5/1/42	2,875,000	3,009,033
Affordable Housing Revenue	5.200%	11/1/45	2,500,000	2,636,025
New York State Housing Finance Agency Revenue	5.250%	11/1/41	1,000,000	1,054,440
New York State Mortgage Agency Revenue, Homeowner Mortgage	5.200%	10/1/32	3,865,000	3,994,091	(a)

Total Housing				48,715,908

Industrial Revenue - 6.1%
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	27,000,000	33,225,390
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	22,500,000	25,012,800

Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities, Finance Authority Revenue, American Airlines Inc.	6.450%	12/1/25	1,710,000	1,218,683	(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	$5,000,000	$5,798,700

Total Industrial Revenue				65,255,573

Leasing - 2.5%
New York State Dormitory Authority Revenue:
State University Educational Facilities	5.250%	5/15/13	650,000	661,863
State University Educational Facilities, AGM	5.875%	5/15/17	12,110,000	14,166,883
New York State Dormitory Authority, Lease Revenue, State University Dormitory Facilities	5.000%	7/1/39	7,250,000	8,031,913
New York State Urban Development Corp. Revenue, State Facilities	5.700%	4/1/20	3,000,000	3,616,920

Total Leasing				26,477,579

Local General Obligation - 2.9%
New York, NY, GO	5.000%	8/1/23	25,000,000	31,135,750

Other - 5.5%
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/20	1,055,000	1,269,851
YMCA of Greater New York Project	5.000%	8/1/21	680,000	826,261
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/18	5,000,000	5,460,500	(a)
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/19	3,000,000	3,277,500	(a)
New York Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.750%	11/15/51	7,000,000	8,361,850
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds	5.000%	12/15/26	23,700,000	29,218,071
New York State Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.000%	11/15/44	7,000,000	7,862,050
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	6.000%	10/1/39	1,750,000	1,949,447

Total Other				58,225,530

Power - 4.7%
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	10,000,000	12,166,000
New York State Energy Research & Development Authority, Gas Facilities Revenue, Brooklyn Union Gas Co. Project, RIBS	12.773%	7/1/26	3,000,000	3,018,900	(a)(c)(d)
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	35,000,000	34,449,450

Total Power				49,634,350

Pre-Refunded/Escrowed to Maturity - 3.9%
Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project	5.000%	7/1/23	2,250,000	2,302,830	(e)
MTA, New York Services Contract Transportation Facilities	5.750%	7/1/13	180,000	184,898	(f)
New York State Dormitory Authority Revenue, New York and Presbyterian Hospital, AGM, FHA	5.000%	8/15/36	17,215,000	18,516,626	(e)
New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds	5.000%	6/15/16	4,980,000	4,994,990	(f)
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	10,785,000	10,785,863	(a)
Triborough Bridge & Tunnel Authority	5.375%	1/1/19	4,200,000	4,799,130	(e)

Total Pre-Refunded/Escrowed to Maturity				41,584,337

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Solid Waste/Resource Recovery - 0.1%
Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project	6.150%	4/1/21	$1,065,000	$1,066,821	(a)
North Country, NY, Development Authority, Solid Waste Management System Revenue, Refunding, AGM	6.000%	5/15/15	485,000	512,199

Total Solid Waste/Resource Recovery				1,579,020

Special Tax Obligation - 18.6%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	20,000,000	23,333,600
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/38	25,000,000	28,028,250
New York City, NY, TFA, Building Aid Revenue, St. Aid Withholding	5.250%	1/15/39	27,000,000	30,013,470
New York State Dormitory Authority, Personal Income Tax Revenue	5.000%	3/15/37	4,000,000	4,501,000
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/31	10,000,000	11,177,400	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	12/15/35	3,500,000	3,910,690
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,875,000	18,111,787
New York State Local Assistance Corp.:
Refunded	6.000%	4/1/14	1,490,000	1,547,544
Refunded	5.500%	4/1/17	3,000,000	3,484,170
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/37	10,000,000	10,403,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	10,000,000	10,576,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	10,000,000	10,674,700
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	1,965,000	1,999,309
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	7,500,000	7,738,875
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	20,000,000	21,385,200
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.250%	10/1/29	10,000,000	11,077,100

Total Special Tax Obligation				197,962,295

State General Obligation - 0.1%
Puerto Rico Commonwealth, GO, Refunding, Public Improvement, NATL	5.500%	7/1/16	1,250,000	1,322,225

Transportation - 8.5%
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	10,000,000	11,864,200
MTA, New York Revenue, NATL	5.000%	11/15/35	10,000,000	10,618,100
MTA, NY, Revenue	5.250%	11/15/40	20,000,000	22,592,400
Port Authority of New York & New Jersey	5.000%	1/15/41	15,000,000	16,989,450
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	23,518,000
Triborough Bridge & Tunnel Authority, NATL/IBC	5.250%	11/15/30	5,200,000	5,378,568

Total Transportation				90,960,718

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 6.6%
New York City, NY, Municipal Water Finance Authority:
Water & Sewer System Revenue	5.000%	6/15/38	$10,000,000	$11,126,100	(i)
Water & Sewer System Revenue	5.000%	6/15/39	7,000,000	7,991,200
Water & Sewer System Revenue	5.750%	6/15/40	15,000,000	17,880,600
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.000%	6/15/45	5,000,000	5,662,100
New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds	5.000%	6/15/32	8,500,000	8,659,375
New York State Environmental Facilities Corp., Water Facilities Revenue, United Water New Rochelle Inc.	4.875%	9/1/40	10,910,000	11,675,009
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	8,000,000	7,238,400

Total Water & Sewer				70,232,784

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $881,729,525)				978,422,123

SHORT-TERM INVESTMENTS - 6.9%
Finance - 3.7%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ- Dexia Credit Local	0.220%	11/1/22	29,540,000	29,540,000	(g)(h)
New York City, NY, TFA, Future Tax Secured Revenue, SPA-Dexia Credit Local	0.220%	8/1/23	10,100,000	10,100,000	(g)(h)

Total Finance				39,640,000

General Obligation - 2.8%
New York City, NY, GO, SPA-Dexia Credit Local	0.220%	8/1/28	30,400,000	30,400,000	(g)(h)

Water & Sewer - 0.4%
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.220%	6/15/32	4,000,000	4,000,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $74,040,000)				74,040,000

TOTAL INVESTMENTS - 98.8% (Cost - $955,769,525#)				1,052,462,123
Other Assets in Excess of Liabilities - 1.2%				12,694,528

TOTAL NET ASSETS - 100.0%				$1,065,156,651

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	The coupon payment on these securities is currently in default as of December 31, 2012.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Residual interest bonds–coupon varies inversely with level of short-term tax-exempt interest rates.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(i)	All or portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
MFH	— Multi-Family Housing

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
RIBS	— Residual Interest Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings Table*

Standard & Poors/Moody’s/Fitch**
AAA/Aaa	11.9%
AA/Aa	36.7
A	28.8
BBB/Baa	13.7
A-1/VMIG 1	7.0
NR	1.9

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (formerly Legg Mason Western Asset New York Municipals Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$978,422,123	—	$978,422,123
Short-term investments†	—	74,040,000	—	74,040,000

Total investments	—	$1,052,462,123	—	$1,052,462,123

Other financial instruments:
Futures contracts	$136,377	—	—	$136,377

Total	$136,377	$1,052,462,123	—	$1,052,598,500

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$101,882,894
Gross unrealized depreciation	(5,190,296)

Net unrealized appreciation	$96,692,598

Notes to schedule of investments (unaudited) (continued)

At December 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	288	3/13	$42,616,377	$42,480,000	$136,377

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at December 31, 2012.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Interest Rate Contracts	$136,377

During the period ended December 31, 2012, the volume of derivative activity for the Fund was as follows:

Primary Underlying Risk Disclosure	Average Market Value
Futures contracts (to sell)	$34,002,884

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 28, 2013